SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 4) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Mar. 31, 2023 USD ($)
Platform Operator, Crypto-Asset [Line Items]
Warrant derivative liability, beginning balance	$ 0
Fair value of warrant derivative liability recognized upon issuance of warrants	4,956,000
Gain on change in fair value of warrant derivative liability	(1,864,000)
Warrant derivative liability, ending balance	$ 3,092,000